Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock-based Compensation
Stock-based Compensation

8.Stock-based Compensation

During the three months ended September 30, 2022, the Board of Directors approved the grants of stock units to core management members and other management, pursuant to the terms of the 2021 Plan. The total number of stock units granted was 505,000 shares. The vesting schedules are 100% vested at the grant date for all the grants. All these stock units were issued to the management during the three months ended September 30, 2022. The Group used the market price of its shares at grant date as the fair value of the stock units in calculating the share based compensation expense.

During the three months ended September 30, 2022, the stock-based compensation expense for grants of stock units and options was $793 and $39, respectively. During the three months ended September 30, 2021, the stock-based compensation expense for grants of options was $4.

During the nine months ended September 30, 2022, the stock-based compensation expense for grants of stock units and options was $793 and $154, respectively. During the nine months ended September 30, 2021, the stock-based compensation expense for grants of options was $49.

There were no changes to the contractual life of any fully vested options during the nine months ended September 30, 2022 and 2021. As of September 30, 2022, unrecognized share-based compensation expenses related to the share options granted were $1,436. The expenses are expected to be recognized over a weighted-average period of 3.1 years.

13.Stock-based Compensation

On January 24, 2021, an option to purchase 1,050,000 fully vested common stocks, which has been retrospectively adjusted to reflect the recapitalization, the stock split as well as the reverse stock split as disclosed in Note 12, at an exercise price of $1.72 per share was granted to Mr. Xiaofeng Denton Peng, the chairman of the board of directors of the Group. The grant of options is a special one-time award in recognition of his work done related to the Business Combination. The options are valued using the Black- Scholes Option Valuation Model as of the grant date.

On January 24, 2021, the Group adopted the 2021 Equity Incentive Plan (the “2021 Plan”) which permits the Group to grant stock options to directors, officers or employees of the Group or others to purchase shares of common stock of the Group through awards of incentive and nonqualified stock options (“Option”). The total number of shares which may be issued under the 2021 Plan is 10% of the number of outstanding and issued common stocks of the Group.

During the year ended December 31, 2021, 2,040,500 options were granted to a group of managements and employees of the Company, which are subject to an annual vesting schedule that vests 25% of granted options over the next four years. The exercise price was $1.72 per share.

The Group measures employee stock-based compensation expense for all stock-based compensation awards based on the grant-date fair value and recognizes the cost in the financial statements over the employee requisite service period. As stock-based compensation expense recognized in the consolidated statements of operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. During the year ended December 31, 2021, the stock-based compensation expense was $52.

Determining Fair Value

Valuation and Amortization Method — The Group estimates the fair value of service-based stock options granted using the Black-Scholes option-pricing formula. The fair value is then amortized on a straight- line basis over the requisite service periods of the awards, which is generally the vesting period. Service- based options typically have a ten-year life from date of grant and vesting periods of four years.

Expected Term — The Group used simplified method to estimate the expected term, which is the average time of the option from issuance to the vesting and expiration dates.

Expected Volatility — The Group uses the three years’ historical volatility for guideline public companies under comparable stages of development to calculate the volatility for its granted options.

Expected Dividend — The Group has never paid dividends on its shares of common stock and currently does not intend to do so, and accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate — The Group bases the risk-free interest rate used in the Black-Scholes valuation model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Assumptions used in the determination of the fair value of share-based payment awards using the Black- Scholes model for stock option grants for the year ended December 31, 2021 were as follows:

Expected term	6.25 years
Risk-free interest rate	1.36% – 1.52%
Expected volatility	64.40% – 87.73%
Expected dividend yield	0%

The following table summarizes the Group’s stock option activities:

	Time-based Options
		Weighted	Weighted-
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
		Price	Contractual	Value
	Shares	Per Share	Term	($000)
Outstanding as of December 31, 2020	—	$—	—	—
Granted	2,040,500	1.72	—	—
Vested	—	—	—	—
Forfeited	(354,000)	1.72	—	—
Outstanding as of December 31, 2021	1,686,500	1.72	9.45 years	2,091
Exercisable as of December 31, 2021	—	—	—	—
Non-vested as of December 31, 2021	1,686,500	1.72	9.45 years	2,091

There were no changes to the contractual life of any fully vested options during the year ended December 31, 2021. As of December 31, 2021, there were $656 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted- average period of 3.46 years.